Financial instruments by category (Details 4) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of fair value measurement of assets [line items]
Beginning Balance		$ 3,225	$ 1,612
Additions and acquisitions		120	871
Transfer between levels		41	(156)	[1]
Cumulative translation adjustment		(53)	863
Write off			(105)
Deconsolidation			(196)
Gain / (loss) for the year		(434)	336	[2]
Ending Balance		2,899	3,225
Investments In Financial Assets [Member] | Public Companies Securities [Member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance		210	128
Additions and acquisitions
Transfer between levels		(138)		[1]
Cumulative translation adjustment		(8)
Write off			(150)
Transfer to current trade and other receivables
Deconsolidation
Gain / (loss) for the year	[2]	(36)	187
Ending Balance		28	210
Investments In Financial Assets [Member] | Private Companies Securities [Member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance		1,817	1,500
Additions and acquisitions		120	53
Transfer between levels		107	(156)	[1]
Cumulative translation adjustment		(45)	761
Write off
Deconsolidation			(196)
Gain / (loss) for the year	[2]	(173)	(145)
Ending Balance		1,826	1,817
Investments In Financial Assets [Member] | Others [Member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance		1,234
Additions and acquisitions			818
Transfer between levels	[1]
Cumulative translation adjustment		(13)	122
Write off
Deconsolidation
Gain / (loss) for the year	[2]	(223)	294
Ending Balance		998	1,234
Derivative Financial Instruments [Member] | Forwards [Member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance		(36)	(16)
Additions and acquisitions
Transfer between levels				[1]
Cumulative translation adjustment			(20)
Write off
Gain / (loss) for the year	[2]	(12)
Ending Balance		(48)	(36)
Derivative Financial Instruments [Member] | Warrant [Member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance
Transfer between levels		72
Cumulative translation adjustment		13
Write off
Gain / (loss) for the year		10
Ending Balance		$ 95

[1]	The Group transferred a financial asset measured at fair value from level 3 to level 1, because it began trading in the stock exchange.
[2]	Included within "Financial results, net" in the Statements of income.